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                           BANC OF AMERICA FUNDS TRUST

                    Banc of America Retirement 2005 Portfolio
                    Banc of America Retirement 2010 Portfolio
                    Banc of America Retirement 2015 Portfolio
                    Banc of America Retirement 2020 Portfolio
                    Banc of America Retirement 2025 Portfolio
                    Banc of America Retirement 2030 Portfolio
                    Banc of America Retirement 2035 Portfolio
                    Banc of America Retirement 2040 Portfolio

                               (THE "PORTFOLIOS")

                       SUPPLEMENT DATED DECEMBER 22, 2006
 TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 1, 2006, AS SUPPLEMENTED
                      ON JUNE 7, 2006 AND SEPTEMBER 1, 2006

     Effective immediately, the Statement of Additional Information for all share classes of the Portfolios is hereby supplemented by replacing the section entitled "Compensation" under the heading "Portfolio Managers" with the following:

     COMPENSATION

     As of the Portfolios' most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The Adviser may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

INT-50/116048-1206

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